EARNINGS (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Schedule Computation of Basic and Diluted Net Earnings Per Share
	Year ended December 31,
	2024	2023	2022

Numerator for basic and diluted net earnings (loss) per share:

Net income (loss)	$6,038	$(21,590)	$(166)

Weighted-average shares outstanding, net of treasury shares:

Denominator for basic net earnings (loss) per share	41,982,851	42,871,770	44,943,168
Effect of dilutive securities:
Employee share options and RSUs	1,380,055	-	-

Denominator for diluted net earnings (loss) per share	43,362,906	42,871,770	44,943,168

Basic net earnings (loss) per share	$0.14	$(0.50)	$(0.00)

Diluted net earnings (loss) per share	$0.14	$(0.50)	$(0.00)